Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2012
Registrant Name	dei_EntityRegistrantName	Cambria ETF Trust
Central Index Key	dei_EntityCentralIndexKey	0001529390
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 03, 2013
Document Effective Date	dei_DocumentEffectiveDate	May 03, 2013
Prospectus Date	rr_ProspectusDate	May 06, 2013
Cambria Global Income and Currency Strategies ETF (Prospectus Summary) | Cambria Global Income and Currency Strategies ETF | Cambria Global Income and Currency Strategies ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FXFX
Cambria Shareholder Yield ETF (Prospectus Summary) | Cambria Shareholder Yield ETF | Cambria Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	SYLD
Cambria Foreign Shareholder Yield ETF (Prospectus Summary) | Cambria Foreign Shareholder Yield ETF | Cambria Foreign Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	FYLD
Cambria Emerging Shareholder Yield ETF (Prospectus Summary) | Cambria Emerging Shareholder Yield ETF | Cambria Emerging Shareholder Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	EYLD